Inventories (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)
Classes of current inventories [abstract]
Finished products		$ 36,603			$ 40,742
Raw materials		4,756			6,138
Spare parts		1,118			1,109
Work in process		114			960
Inventories in transit		1,443			1,947
Total inventories		44,034		$ 2,481	$ 50,896
Inventory write-downs	$ 1,871	2,046	$ 2,992
Changes in inventories of finished goods and work in progress	246,134	209,410	221,540
Raw materials and consumables used	85,286	79,896	84,502
Cost of goods sold, inventories	$ 331,420	$ 289,306	$ 306,042